Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
EBP 001 [Member]
Employee Benefit Plan, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation and Income Recognition

The Plan’s mutual fund and common stock investments are stated at fair value as of the end of the Plan year based on the quoted market prices of the underlying assets. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. The Plan’s interests in the collective investment trusts are based on the fair value of each fund’s underlying investments as reported by the fund’s portfolio manager using the audited financial statements of the fund at year-end.

Fair Value Measurements

As defined in the current authoritative guidance, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance applies to all financial instruments that are measured and reported on a fair value basis. The Plan utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of inputs used in the valuation techniques the Plan is required to provide information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

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Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

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Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

For the years ended December 31, 2024 and 2023, the application of valuation techniques applied to similar assets and liabilities has been consistent.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Loans in default are reclassified as benefit payments to participants based upon the terms of the Plan document.

Contributions

Contributions from participants are recorded when withheld from compensation. Contributions from the Company are recorded in the period in which they become obligations of the Company.

Expenses

Plan administrative expenses may be paid by either the Plan or the Company, as provided in the Plan document.

Payments of Benefits

Benefit payments to participants are recorded as deductions from the Plan upon distribution.

Excess Contributions Payable

The Plan is required to return contributions received during the Plan year in excess of IRC limits. Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service, if any, are recorded as a liability with a corresponding reduction to contributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates. The Plan utilizes various investment valuation techniques. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.